Condensed Financial Information of the Parent Company - Statements of Operations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Operating expenses:
General and administrative expenses	$ (2,838,790)	$ (1,307,579)	$ (1,580,422)
Other expenses
Interest expenses	33,576	183	453
Amortization of debt issuance costs		(1,093,440)	(2,113,492)
Other expenses	(379,225)	88,886	(8,009)
Net income (loss) attributable to Farmmi, Inc.	2,358,414	823,606	(307,437)
FAMI | Reportable legal entity
Operating expenses:
General and administrative expenses	(2,031,506)	(602,518)	(619,325)
Other expenses
Interest expenses		(135,865)	(1,087,775)
Amortization of debt issuance costs		(1,093,440)	(2,113,492)
Other expenses	(5,672)	(646)	(907)
Loss from operations	(2,037,178)	(1,832,469)	(3,821,499)
Equity in income of subsidiaries and VIE	4,395,592	2,656,075	3,514,062
Net income (loss) attributable to Farmmi, Inc.	$ 2,358,414	$ 823,606	$ (307,437)